SIGNIFICANT ACCOUNTING POLICIES - Intangible Assets (Details)	12 Months Ended
Dec. 31, 2021
Product brands
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	5 years
Corporate brands
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	6 years
Product rights/patents
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	4 years
Partner relationships
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	0 years
Out-licensed technology and other
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	1 year
Minimum | Product brands
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	2 years
Minimum | Corporate brands
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	9 years
Minimum | Product rights/patents
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	4 years
Minimum | Partner relationships
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	7 years
Minimum | Out-licensed technology and other
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	8 years
Maximum | Product brands
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	20 years
Maximum | Corporate brands
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	20 years
Maximum | Product rights/patents
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	15 years
Maximum | Partner relationships
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	9 years
Maximum | Out-licensed technology and other
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	9 years